Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Long-lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Long-lived assets	$ 2,123,209	$ 2,130,581	$ 2,066,422
UNITED STATES
Segment Reporting [Line Items]
Long-lived assets		1,714,956	1,684,890
CANADA
Segment Reporting [Line Items]
Long-lived assets		408,025	373,915
MEXICO
Segment Reporting [Line Items]
Long-lived assets		$ 7,600	$ 7,617